Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2016
Earnings per Share
Basic and Diluted Earnings per Common Share
NOTE 14 EARNINGS PER SHARE

Table 84: Basic and Diluted Earnings Per Common Share

In millions, except per share data	2016	2015	2014
Basic
Net income	$3,985	$4,143	$4,207
Less:
Net income attributable to noncontrolling interests	82	37	23
Preferred stock dividends and discount accretion and redemptions	215	225	237
Net income attributable to common shares	3,688	3,881	3,947
Less:
Dividends and undistributed earnings allocated to participating securities	26	17	11
Net income attributable to basic common shares	$3,662	$3,864	$3,936
Basic weighted-average common shares outstanding	494	514	529
Basic earnings per common share (a)	$7.42	$7.52	$7.44

Diluted
Net income attributable to basic common shares	$3,662	$3,864	$3,936
Less: Impact of BlackRock earnings per share dilution	12	18	18
Net income attributable to diluted common shares	$3,650	$3,846	$3,918
Basic weighted-average common shares outstanding	494	514	529
Dilutive potential common shares	6	7	8
Diluted weighted-average common shares outstanding	500	521	537
Diluted earnings per common share (a)	$7.30	$7.39	$7.30
(a)	Basic and diluted earnings per share under the two-class method are determined on net income reported on the income statement less earnings allocated to nonvested restricted shares and restricted share units with nonforfeitable dividends and dividend rights (participating securities).